UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS

(formerly known as Credit Suisse Commodity Return Strategy Fund)

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)             (Zip Code)

Omar Tariq

Credit Suisse Commodity Strategy Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2023 to October 31, 2024

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Credit Suisse Commodity Return Strategy Fund Class A - CRSAX

Credit Suisse Commodity Return Strategy Fund Class C - CRSCX

Credit Suisse Commodity Return Strategy Fund Class I - CRSOX

Annual Shareholder Report

Credit Suisse Commodity Return Strategy Fund

Class A

CRSAX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSAX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.05%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Benchmark") on a gross and net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the annual period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the Benchmark.

What worked:

- Curve positioning in Agriculture, Energy, Industrial and Precious metals sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Livestock sector detracted from Benchmark-relative performance.

The Fund invested in derivatives such as futures and swap agreements (specifically, commodity index swaps) during the reporting period.

Credit Suisse Commodity Return Strategy Fund

Class A

Fund Performance

	Class A with load	Bloomberg Commodity Index Total Return
10/31/2014	$9,527	$10,000
10/31/2015	$7,063	$7,428
10/31/2016	$6,891	$7,234
10/31/2017	$7,063	$7,404
10/31/2018	$6,853	$7,275
10/31/2019	$6,631	$7,087
10/31/2020	$6,169	$6,467
10/31/2021	$8,827	$9,309
10/31/2022	$9,894	$10,347
10/31/2023	$9,425	$10,040
10/31/2024	$9,359	$9,921

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class A	(0.70%)	7.13%	(0.18%)
Class A with load	(5.42%)	6.10%	(0.66%)
Bloomberg Commodity Index Total Return	(1.18%)	6.96%	(0.08%)

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,089,992,785
# of Portfolio Holdings	41
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,806,087

What is the Fund’s investment objective?

The Fund seeks total return. To pursue this goal, it invests in a combination of commodity-linked derivative instruments and fixed-income securities.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	60.3%
Commodity Indexed Structured Notes	25.3
United States Agency Obligations	13.4
Short-Term Investments	1.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Commodity Return Strategy Fund

Class A

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.692%, due 04/30/26	13.7%
U.S. Treasury Floating Rate Notes, 4.787%, due 01/31/26	11.5
U.S. Treasury Floating Rate Notes, 4.712%, due 10/31/25	8.1
U.S. Treasury Floating Rate Notes, 4.667%, due 07/31/25	5.2
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.830%, due 07/17/25	4.9

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

The diversification status of the Fund was changed from non-diversified to diversified.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CRSAX.

Phone: 877-870-2874

Credit Suisse Commodity Return Strategy Fund

COM-TSRARCLA-1024

Class A

Annual Shareholder Report

Credit Suisse Commodity Return Strategy Fund

Class C

CRSCX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSCX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.80%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Benchmark") on a gross and net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the annual period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the Benchmark.

What worked:

- Curve positioning in Agriculture, Energy, Industrial and Precious metals sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Livestock sector detracted from Benchmark-relative performance.

The Fund invested in derivatives such as futures and swap agreements (specifically, commodity index swaps) during the reporting period.

Credit Suisse Commodity Return Strategy Fund

Class C

Fund Performance

	Class C with load	Bloomberg Commodity Index Total Return
10/31/2014	$10,000	$10,000
10/31/2015	$7,347	$7,428
10/31/2016	$7,127	$7,234
10/31/2017	$7,237	$7,404
10/31/2018	$6,990	$7,275
10/31/2019	$6,694	$7,087
10/31/2020	$6,197	$6,467
10/31/2021	$8,784	$9,309
10/31/2022	$9,775	$10,347
10/31/2023	$9,238	$10,040
10/31/2024	$9,105	$9,921

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class C	(1.44%)	6.35%	(0.93%)
Class C with load	(2.39%)	6.35%	(0.93%)
Bloomberg Commodity Index Total Return	(1.18%)	6.96%	(0.08%)

Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,089,992,785
# of Portfolio Holdings	41
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,806,087

What is the Fund’s investment objective?

The Fund seeks total return. To pursue this goal, it invests in a combination of commodity-linked derivative instruments and fixed-income securities.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	60.3%
Commodity Indexed Structured Notes	25.3
United States Agency Obligations	13.4
Short-Term Investments	1.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Commodity Return Strategy Fund

Class C

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.692%, due 04/30/26	13.7%
U.S. Treasury Floating Rate Notes, 4.787%, due 01/31/26	11.5
U.S. Treasury Floating Rate Notes, 4.712%, due 10/31/25	8.1
U.S. Treasury Floating Rate Notes, 4.667%, due 07/31/25	5.2
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.830%, due 07/17/25	4.9

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

The diversification status of the Fund was changed from non-diversified to diversified.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CRSCX.

Phone: 877-870-2874

Credit Suisse Commodity Return Strategy Fund

COM-TSRARCLC-1024

Class C

Annual Shareholder Report

Credit Suisse Commodity Return Strategy Fund

Class I

CRSOX

October 31, 2024

Fund Overview

This annual shareholder report contains important information about Credit Suisse Commodity Return Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://us-fund.credit-suisse.com/CRSOX. You can also request this information by contacting us at 877-870-2874. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.80%

How did the fund perform last year and what affected its performance?

Portfolio performance summary

For the annual period ending October 31, 2024, the Fund outperformed the Bloomberg Commodity Index Total Return (the "Benchmark") on a gross and net basis. Roll and curve-based commodity strategies contributed to relative performance while the management of the underlying cash also contributed to performance for the annual period, gross of fees. The Fund’s commodity exposure was generally positioned further out the curve than the Benchmark.

What worked:

- Curve positioning in Agriculture, Energy, Industrial and Precious metals sectors contributed to returns, gross of fees.

What didn’t work:

- Curve positioning in the Livestock sector detracted from Benchmark-relative performance.

The Fund invested in derivatives such as futures and swap agreements (specifically, commodity index swaps) during the reporting period.

Credit Suisse Commodity Return Strategy Fund

Class I

Fund Performance

	Class I	Bloomberg Commodity Index Total Return
10/31/2014	$10,000	$10,000
10/31/2015	$7,426	$7,428
10/31/2016	$7,263	$7,234
10/31/2017	$7,456	$7,404
10/31/2018	$7,271	$7,275
10/31/2019	$7,043	$7,087
10/31/2020	$6,571	$6,467
10/31/2021	$9,418	$9,309
10/31/2022	$10,587	$10,347
10/31/2023	$10,108	$10,040
10/31/2024	$10,061	$9,921

Average Annual Total Returns (%)

Name	1 Year	5 Years	10 Years
Class I	(0.47%)	7.39%	0.06%
Bloomberg Commodity Index Total Return	(1.18%)	6.96%	(0.08%)

Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$1,089,992,785
# of Portfolio Holdings	41
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$6,806,087

What is the Fund’s investment objective?

The Fund seeks total return. To pursue this goal, it invests in a combination of commodity-linked derivative instruments and fixed-income securities.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	60.3%
Commodity Indexed Structured Notes	25.3
United States Agency Obligations	13.4
Short-Term Investments	1.0

Derivatives are not reflected in amounts reported above.

Credit Suisse Commodity Return Strategy Fund

Class I

Top 5 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 4.692%, due 04/30/26	13.7%
U.S. Treasury Floating Rate Notes, 4.787%, due 01/31/26	11.5
U.S. Treasury Floating Rate Notes, 4.712%, due 10/31/25	8.1
U.S. Treasury Floating Rate Notes, 4.667%, due 07/31/25	5.2
Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 4.830%, due 07/17/25	4.9

Changes in or Disagreements with Accountants

On April 23, 2024, the Fund’s Board of Trustees (the “Board”) approved the dismissal of PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund, due to PwC’s ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board’s decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC’s reports on the Fund’s financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. Effective June 19, 2024, Ernst & Young LLP (“EY”) was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Fund’s Board and approval by the Fund’s Board. During the Fund’s fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

The diversification status of the Fund was changed from non-diversified to diversified.

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit https://us-fund.credit-suisse.com/CRSOX.

Phone: 877-870-2874

Credit Suisse Commodity Return Strategy Fund

COM-TSRARCLI-1024

Class I

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 19(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2024. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2024.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Laura A. DeFelice, Mahendra R. Gupta and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant showing the amount of fees billed to the registrant during the registrant’s last two fiscal years by Ernst & Young LLP (“EY”), the registrant’s current independent registered public accounting firm, and the registrant’s former independent registered public accounting firm. The audit fees billed to the registrant for the fiscal year 2024 are the only fees that have been billed to the registrant by EY. All other fees listed in the tables below were billed to the registrant by the registrant’s former independent registered public accounting firm. For engagements with EY and by the registrant’s former independent registered public accounting firm the Audit Committee approved in advance all audit services and non-audit services that EY and the registrant’s former independent registered public accounting firm provided to the registrant for its fiscal years ended October 31, 2023 and October 31, 2024.

	2023	2024
Audit Fees	$59,300	$57,650
Audit-Related Fees	$-	$-
Tax Fees[1]	$4,500	$-
All Other Fees	$-	$-
Total	$63,800	$57,650

1 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

2

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2023 and by EY for the fiscal year ended October 31, 2024 to the registrant’s investment adviser, UBS Asset Management (Americas) (“UBS AM (Americas)”), and any service provider to the registrant controlling, controlled by or under common control with UBS AM (Americas) that provided ongoing services to the registrant (“Covered Services Provider”).

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to UBS AM (Americas) and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM (Americas) or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, UBS AM (Americas) and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

3

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2023 and by EY for the fiscal year ended October 31, 2024 to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2023 and by EY for the fiscal year ended October 31, 2024 to UBS AM (Americas) and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X:

	2023	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) For the fiscal year ended October 31, 2023, the aggregate fees billed by the registrant’s former independent registered public accounting firm of $4,500, for non-audit services rendered on behalf of the registrant (“covered”), and for the fiscal year ended October 31, 2024, the aggregate fees billed by EY of $979,248 for non-audit services rendered on behalf of its investment adviser and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services (or provided during the relevant fiscal period) to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

4

	2023	2024
Covered Services	$4,500	$-
Non-Covered Services	$-	$979,248

(h) Not Applicable.

(i) Not Applicable.

(j) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Form N-CSR disclosure requirement is not applicable to the registrant.
(b)	Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	The compete schedule of investments for the registrant is disclosed in the registrant’s annual report, which is included in Item 1 of this form.
(b)	Not applicable

5

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

Credit Suisse Commodity Return Strategy Fund

Annual Financial Statements | October 31, 2024

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant to an internal merger between Credit Suisse Asset Management, LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

October 31, 2024

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
Commodity indexed structured notes (24.9%)
$44,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR[1,2,3]	(A+, Aa2)	06/27/25	4.810	$46,851,490
49,700	BNP Paribas Issuance BV, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 + 0.100%[1,2,4]	(A+, Aa3)	10/22/25	4.930	51,171,045
38,000	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR—0.050%[1,2,5]	(NR, A1)	01/22/25	4.760	37,520,288
45,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01[1,2,3]	(A+, Aa2)	01/23/25	4.830	46,027,713
38,000	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR[1,2,4]	(A+, A1)	01/22/25	4.810	36,886,901
60,700	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01[1,2,3]	(AA-, Aa1)	07/17/25	4.830	52,736,521
	Total commodity indexed structured notes (Cost $275,400,000)				271,193,958
United States agency obligations (13.2%)
10,400	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.130%[2]	(AA+, Aaa)	01/28/25	4.940	10,403,502
5,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%[2]	(AA+, Aaa)	05/21/26	4.900	5,198,375
2,600	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate—3.040%[2]	(AA+, Aaa)	05/21/26	4.960	2,599,733
2,500	Federal Farm Credit Banks Funding Corp., 1 day Fed Prime Loan Rate—3.040%[2]	(AA+, Aaa)	05/28/26	4.960	2,499,726
15,000	Federal Home Loan Banks, 1 day USD SOFR + 0.010%[2]	(AA+, Aaa)	11/25/24	4.820	15,000,144
16,100	Federal Home Loan Banks, 1 day USD SOFR + 0.140%[2]	(AA+, Aaa)	04/21/25	4.950	16,110,153
14,400	Federal Home Loan Banks, 1 day USD SOFR + 0.160%[2]	(AA+, Aaa)	07/10/25	4.970	14,411,726
2,200	Federal Home Loan Banks, 1 day USD SOFR + 0.125%[2]	(AA+, Aaa)	02/23/26	4.935	2,200,942
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	5,050,477
6,000	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	5,988,521
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,767,116
3,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%[2]	(AA+, Aaa)	10/29/26	4.950	3,500,657
17,300	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	17,300,696
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	21,017,718
	Total United States agency obligations (Cost $144,694,542)				144,049,486
United States Treasury obligations (59.3%)
16,000	U.S. Treasury Bills[6]	(AA+, Aaa)	11/29/24	4.653	15,942,102
11,400	U.S. Treasury Bills[6]	(AA+, Aaa)	12/24/24	4.582	11,323,099
10,000	U.S. Treasury Bills[6]	(AA+, Aaa)	05/15/25	4.880	9,772,162
25,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%[2]	(AA+, Aaa)	04/30/25	4.711	24,998,082
57,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%[2]	(AA+, Aaa)	07/31/25	4.667	56,972,959
88,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%[2]	(AA+, Aaa)	10/31/25	4.712	87,967,449
124,800	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%[2,7]	(AA+, Aaa)	01/31/26	4.787	124,863,976
149,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150%[2,8]	(AA+, Aaa)	04/30/26	4.692	148,887,284
11,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%[2]	(AA+, Aaa)	07/31/26	4.724	11,295,695
11,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205%[2]	(AA+, Aaa)	10/31/26	4.747	11,000,203
16,200	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	16,202,335
14,500	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	14,538,102
15,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/25	5.000	15,070,355
12,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	11,964,375
11,000	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	11,109,141
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	20,066,016
17,100	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	16,971,082
15,400	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	15,529,336
12,000	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	12,072,656
10,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	9,897,605
	Total United States Treasury obligations (Cost $646,073,937)				646,444,014

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

October 31, 2024

Shares		Value
Short-term investments (1.0%)
10,646,345	State Street Institutional U.S. Government Money Market Fund—Premier Class, 4.81% (Cost $10,646,345)	$10,646,345
	Total investments at value (98.4%) (Cost $1,076,814,824)	1,072,333,803
	Other Assets in Excess of Liabilities (1.6%)	17,658,982
	Net assets (100.0%)	$1,089,992,785

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to a value of $271,193,958 or 24.9% of net assets.

2  Variable rate obligation—The interest rate shown is the rate in effect as of October 31, 2024. The rate may be subject to a cap and floor.

3  Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.

4  Return on security is linked to the Bloomberg Commodity Index Total Return.

5  Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.

6  Securities are zero coupon. Rate presented is cost yield as of October 31, 2024.

7  At October 31, 2024, $2,995,235 in the value of this securities has been pledged as collateral for open swap contracts.

8  At October 31, 2024, $14,988,653 in the value of this securities has been pledged to cover initial margin requirements for open futures contracts.

Investment abbreviations

3 mo. = 3 month

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

Futures contracts

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase
Agriculture
Coffee "C" Futures	USD	May 2025	41	$4,056,624	$3,758,419	$(298,205)
Corn Futures	USD	Mar 2025	230	5,126,260	4,899,000	(227,260)
Cotton No. 2 Futures	USD	Mar 2025	39	1,359,136	1,400,685	41,549
Soybean Futures	USD	Jan 2025	92	4,845,161	4,574,700	(270,461)
Soybean Meal Futures	USD	Jan 2025	98	3,290,616	2,952,740	(337,876)
Soybean Oil Futures	USD	Jan 2025	113	2,904,625	3,055,746	151,121
Sugar No. 11 Futures	USD	Apr 2025	114	2,702,441	2,687,664	(14,777)
Wheat (KC HRW) Futures	USD	Mar 2025	54	1,622,855	1,574,100	(48,755)
Wheat Futures	USD	Dec 2024	10	282,947	285,250	2,303
Wheat Futures	USD	Mar 2025	91	2,728,723	2,685,637	(43,086)
						$(1,045,447)

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

October 31, 2024

Futures contracts—(concluded)

Contract description	Currency	Expiration date	Number of contracts	Notional amount	Notional value	Net unrealized appreciation (depreciation)
Contracts to purchase (concluded)
Energy
Brent Crude Oil Futures	USD	Nov 2024	93	$7,255,967	$6,771,330	$(484,637)
Gasoline RBOB Futures	USD	Dec 2024	24	2,041,011	1,969,329	(71,682)
Light Sweet Crude Oil Futures	USD	Dec 2024	96	7,042,551	6,605,760	(436,791)
Low Sulphur Gasoil Futures	USD	Jan 2025	35	2,436,426	2,334,500	(101,926)
Natural Gas Futures	USD	Dec 2024	1,601	52,780,579	47,517,680	(5,262,899)
NY Harbor ULSD Futures	USD	Dec 2024	19	1,828,436	1,788,877	(39,559)
						$(6,397,494)
Industrial Metals
LME Lead Futures	USD	Dec 2024	20	995,721	1,001,735	$6,014
LME Nickel Futures	USD	Dec 2024	46	4,491,913	4,303,036	(188,877)
LME Primary Aluminum Futures	USD	Dec 2024	125	7,872,321	8,147,782	275,461
LME Zinc Futures	USD	Dec 2024	69	4,735,129	5,230,148	495,019
LME Zinc Futures	USD	Mar 2025	46	3,400,311	3,484,500	84,189
						$671,806
Livestock
Lean Hogs Futures	USD	Apr 2025	70	2,364,418	2,466,800	$102,382
Live Cattle Futures	USD	Dec 2024	1	71,499	74,520	3,021
Live Cattle Futures	USD	Feb 2025	52	3,732,601	3,884,920	152,319
						$257,722
Precious Metals
Copper Futures	USD	Dec 2024	10	1,073,911	1,085,000	$11,089
Copper Futures	USD	Mar 2025	40	4,666,553	4,387,500	(279,053)
Gold 100 oz. Futures	USD	Feb 2025	66	16,974,361	18,308,400	1,334,039
Silver Futures	USD	Mar 2025	36	5,832,813	5,983,020	150,207
						$1,216,282
Contracts to sell
Energy
Natural Gas Futures	USD	Feb 2025	(1,324)	(38,021,531)	(35,403,760)	$2,617,771
Industrial Metals
LME Nickel Futures	USD	Dec 2024	(21)	(2,143,127)	(1,964,430)	$178,697
LME Primary Aluminum Futures	USD	Dec 2024	(55)	(3,449,442)	(3,585,024)	(135,582)
LME Zinc Futures	USD	Dec 2024	(69)	(5,025,224)	(5,230,148)	(204,924)
LME Zinc Futures	USD	Mar 2025	(6)	(464,707)	(454,500)	10,207
						$(151,602)
Total net unrealized appreciation (depreciation)						$(2,830,962)

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

October 31, 2024

Commodity index swap contracts

Currency	Notional amount	Expiration date	Counterparty	Receive	Pay	Payment frequency	Upfront premiums paid/ (received)	Value	Unrealized depreciation
USD	$19,584,298	11/04/24	Bank of America	Bloomberg Commodity Index Total Return	4.60%	At Maturity	$—	$(411,908)	$(411,908)
USD	25,661,556	11/04/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.58%	At Maturity	—	(539,070)	(539,070)
USD	45,704,463	11/04/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.75%	At Maturity	—	(908,548)	(908,548)
USD	51,190,082	11/04/24	Societe Generale	Societe Generale P04 TR Index(b)	4.75%	At Maturity	—	(1,011,946)	(1,011,946)
Total							$—	$(2,871,472)	$(2,871,472)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	10/31/24 Value[1]
CBOT Bean Oil MAR 25 Futures	3.04%	50.45	$1,366,632
CBOT Corn MAR 25 Futures	4.77%	100.72	2,145,243
NYMEX WTI Crude Oil JAN 25 Futures	6.50%	42.54	2,926,994
NYBOT Cotton MAR 25 Futures	1.29%	16.17	580,583
COMEX Gold FEB 25 Futures	17.96%	29.14	8,084,322
COMEX High Grade Copper MAR 25 Futures	5.73%	23.52	2,579,658
NYMEX Heating Oil JAN 25 Futures	1.80%	8.59	808,912
NYBOT Coffee MAR 25 Futures	3.59%	17.56	1,616,531
KCBOT Kansas Wheat MAR 25 Futures	1.57%	24.17	704,677
CME Live Cattle FEB 25 Futures	3.51%	21.12	1,577,854
ICE Brent Crude Oil JAN 25 Futures	6.69%	41.37	3,011,864
ICE Gas Oil JAN 25 Futures	2.34%	15.79	1,053,232
CME Lean Hogs FEB 25 Futures	1.96%	25.91	883,084
LME Aluminium MAR 25 Futures	4.45%	30.54	2,004,638
LME Nickel MAR 25 Futures	2.33%	11.06	1,050,864
LME Lead MAR 25 Futures	0.79%	7.00	357,254
LME Zinc MAR 25 Futures	2.79%	16.60	1,257,494
NYMEX Nat Gas JAN 25 Futures	8.68%	131.59	3,905,684
NYMEX Unleaded Gasoline MAR 25 Futures	1.93%	10.47	868,434
CBOT Soybeans JAN 25 Futures	4.40%	39.79	1,978,780
NYBOT Sugar MAY 25 Futures	2.80%	53.38	1,258,391
COMEX Silver MAR 25 Futures	5.94%	16.08	2,672,259
CBOT Soy Meal JAN 25 Futures	2.68%	40.09	1,208,049
CBOT Wheat MAR 25 Futures	2.48%	37.76	1,114,462

1  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of October 31, 2024.

Credit Suisse Commodity Return Strategy Fund
Consolidated schedule of investments

October 31, 2024

Commodity index swap contracts—(concluded)

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity name	Weight	Quantity[1]	10/31/24 Value[1]
CBOT Bean Oil MAR 25 Futures	3.04%	56.59	$1,532,905
CBOT Corn MAR 25 Futures	4.77%	112.92	2,405,250
NYMEX WTI Crude Oil JAN 25 Futures	6.50%	47.63	3,277,594
ICE Brent Crude Oil JAN 25 Futures	6.69%	46.33	3,373,400
NYBOT Cotton MAR 25 Futures	1.29%	18.11	650,476
COMEX Gold FEB 25 Futures	17.96%	32.65	9,056,243
COMEX High Grade Copper MAR 25 Futures	5.73%	26.34	2,889,325
NYMEX Heating Oil JAN 25 Futures	1.80%	9.64	907,641
NYBOT Coffee MAR 25 Futures	3.59%	19.66	1,810,240
KCBOT Kansas Wheat MAY 25 Futures	1.57%	26.68	791,665
LME Aluminium MAR 25 Futures	4.45%	34.18	2,243,891
CME Live Cattle FEB 25 Futures	3.51%	23.69	1,769,901
CME Lean Hogs FEB 25 Futures	1.96%	29.00	988,321
LME Lead MAR 25 Futures	0.79%	7.81	398,354
LME Nickel MAR 25 Futures	2.33%	12.36	1,174,891
LME Zinc MAR 25 Futures	2.79%	18.57	1,406,844
NYMEX Nat Gas JAN 25 Futures	8.68%	147.47	4,376,848
ICE Gas Oil JAN 25 Futures	2.34%	17.69	1,179,934
CBOT Soybeans JAN 25 Futures	4.40%	44.62	2,218,679
NYBOT Sugar MAR 25 Futures	2.79%	55.24	1,406,844
COMEX Silver MAR 25 Futures	5.94%	18.02	2,995,216
CBOT Soy Meal JAN 25 Futures	2.68%	44.85	1,351,377
CBOT Wheat MAY 25 Futures	2.48%	41.58	1,250,528
NYMEX Unleaded Gasoline JAN 25 Futures	1.92%	11.80	968,151

1  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of October 31, 2024.

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated statement of assets and liabilities
October 31, 2024

Assets:
Investments at value (Cost $1,076,814,824) (Note 2)	$1,072,333,803
Cash	430
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	5,809,013
Interest receivable	11,145,398
Receivable for Fund shares sold	8,043,486
Prepaid expenses and other assets	210,996
Total assets	1,097,543,126
Liabilities:
Investment advisory fee payable (Note 3)	2,176,555
Administrative services fee payable (Note 3)	112,039
Shareholder servicing/Distribution fee payable (Note 3)	9,970
Unrealized depreciation on open swap contracts (Note 2)	2,871,472
Variation margin payable on futures contracts (Note 2)	1,013,552
Payable for Fund shares redeemed	594,080
Transfer agent fees payable	574,529
Trustees' fee payable	28,135
Accrued expenses	170,009
Total liabilities	7,550,341
Net assets:
Capital stock, $.001 par value (Note 6)	48,723
Paid-in capital (Note 6)	1,518,938,066
Total distributable earnings (loss)	(428,994,004)
Net assets	$1,089,992,785
I Shares
Net assets	$1,057,107,855
Shares outstanding	47,169,040
Net asset value, offering price and redemption price per share	$22.41
A Shares
Net assets	$28,562,020
Shares outstanding	1,327,758
Net asset value and redemption price per share	$21.51
Maximum offering price per share (net asset value/(1-4.75%))	$22.58
C Shares
Net assets	$4,322,910
Shares outstanding	226,061
Net asset value and offering price per share	$19.12

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated statement of operations
For the year ended October 31, 2024

Investment income:
Interest	$61,244,612
Securities lending (net of rebates)	16,029
Total investment income	61,260,641
Expenses:
Investment advisory fees (Note 3)	7,222,550
Administrative services fees (Note 3)	197,097
Shareholder servicing/Distribution fees (Note 3)
Class A	71,937
Class C	50,024
Transfer agent fees	1,810,715
Legal fees	317,336
Registration fees	157,831
Custodian fees	127,675
Trustees' fees	109,603
Printing fees	68,688
Audit and tax fees	62,765
Commitment fees (Note 4)	61,003
Insurance expense	52,981
Miscellaneous expense	21,509
Total expenses	10,331,714
Less: fees waived and expenses reimbursed (Note 3)	(416,463)
Net expenses	9,915,251
Net investment income	51,345,390
Net realized and unrealized gain (loss) from investments, futures contracts and swap contracts:
Net realized loss from investments	(59,704,055)
Net realized loss from futures contracts	(26,130,492)
Net realized loss from swap contracts	(20,148,258)
Net change in unrealized appreciation (depreciation) from investments	24,388,832
Net change in unrealized appreciation (depreciation) from futures contracts	(1,152,976)
Net change in unrealized appreciation (depreciation) from swap contracts	(6,359,759)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(89,106,708)
Net decrease in net assets resulting from operations	$(37,761,318)

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated statements of changes in net assets

	For the year ended October 31, 2024	For the year ended October 31, 2023
From operations:
Net investment income	$51,345,390	$58,766,096
Net realized loss from investments, futures contracts and swap contracts	(105,982,805)	(198,323,557)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	16,876,097	23,902,178
Net decrease in net assets resulting from operations	(37,761,318)	(115,655,283)
From distributions:
From distributable earnings
Class I	(42,103,809)	(204,653,550)
Class A	(960,817)	(3,915,282)
Class C	(141,820)	(980,264)
Net decrease in net assets resulting from distributions	(43,206,446)	(209,549,096)
From capital share transactions (Note 6):
Proceeds from sale of shares	887,646,870	611,550,150
Reinvestment of distributions	24,850,934	133,369,450
Net asset value of shares redeemed	(970,765,994)	(1,416,492,902)
Net decrease in net assets from capital share transactions	(58,268,190)	(671,573,302)
Net decrease in net assets	(139,235,954)	(996,777,681)
Net assets:
Beginning of year	1,229,228,739	2,226,006,420
End of year	$1,089,992,785	$1,229,228,739

See accompanying notes to consolidated financial statements.

Credit Suisse Commodity Return Strategy Fund

Consolidated financial highlights

(For a Class I share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of year	$23.34[2]	$27.28	$36.29	$25.32	$27.24
Investment operations:
Net investment income (loss)[3]	0.95	0.88	0.12	(0.19)	0.06
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(1.09)	(2.00)	2.79	11.16	(1.86)
Total from investment operations	(0.14)	(1.12)	2.91	10.97	(1.80)
Less dividends and distributions:
Dividends from net investment income	(0.79)	(2.82)	(11.92)	—	(0.06)
Return of capital	—	—	—	—	(0.06)
Total dividends and distributions	(0.79)	(2.82)	(11.92)	—	(0.12)
Net asset value, end of year	$22.41	$23.34[2]	$27.28	$36.29	$25.32
Total return[4]	(0.59)%	(4.40)%	12.41%	43.33%	(6.70)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$1,057,108	$1,191,554	$2,175,955	$2,249,942	$1,442,691
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.20%	3.60%	0.41%	(0.59)%	0.20%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	0.01%	0.01%	0.02%	0.04%
Portfolio turnover rate[5]	80%	46%	68%	22%	215%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price and reinvestment of all distributions.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements

Credit Suisse Commodity Return Strategy Fund

Consolidated financial highlights

(For a Class A share of the Fund outstanding throughout each year)

	For the Year Ended October 31,
	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of year	$22.44[2]	$26.32	$35.37	$24.72	$26.64
Investment operations:
Net investment income (loss)[3]	0.86	0.79	0.04	(0.26)	(0.00)[4]
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(1.06)	(1.91)	2.68	10.91	(1.86)
Total from investment operations	(0.20)	(1.12)	2.72	10.65	(1.86)
Less dividends and distributions:
Dividends from net investment income	(0.73)	(2.76)	(11.77)	—	(0.00)[4]
Return of capital	—	—	—	—	(0.06)
Total dividends and distributions	(0.73)	(2.76)	(11.77)	—	(0.06)
Net asset value, end of year	$21.51	$22.44[2]	$26.32	$35.37	$24.72
Total return[5]	(0.87)%	(4.58)%	12.09%	43.08%	(6.97)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$28,562	$31,251	$40,894	$40,693	$32,422
Ratio of net expenses to average net assets	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	3.95%	3.41%	0.14%	(0.84)%	(0.02)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	0.01%	0.01%	0.02%	0.04%
Portfolio turnover rate[6]	80%	46%	68%	22%	215%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements

Credit Suisse Commodity Return Strategy Fund

Consolidated financial highlights

(For a Class C share of the Fund outstanding throughout each year)

	For the year ended October 31,
	2024	2023	2022	2021[1]	2020[1]
Per share data:
Net asset value, beginning of year	$20.00[2]	$23.75	$32.83	$23.16	$25.02
Investment operations:
Net investment income (loss)[3]	0.62	0.55	(0.14)	(0.46)	(0.18)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.93)	(1.72)	2.40	10.13	(1.68)
Total from investment operations	(0.31)	(1.17)	2.26	9.67	(1.86)
Less dividends:
Dividends from net investment income	(0.57)	(2.58)	(11.34)	—	—
Total dividends	(0.57)	(2.58)	(11.34)	—	—
Net asset value, end of year	$19.12	$20.00[2]	$23.75	$32.83	$23.16
Total return[4]	(1.59)%	(5.35)%	11.28%	41.75%	(7.43)%
Ratios and supplemental data:
Net assets, end of year (000s omitted)	$4,323	$6,424	$9,157	$7,079	$2,694
Ratio of net expenses to average net assets	1.80%	1.80%	1.80%	1.80%	1.80%
Ratio of net investment income (loss) to average net assets	3.18%	2.64%	(0.52)%	(1.60)%	(0.78)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.03%	0.01%	0.01%	0.02%	0.04%
Portfolio turnover rate[5]	80%	46%	68%	22%	215%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See accompanying notes to consolidated financial statements

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Index"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 18, 2004.

UBS Asset Management (Americas) LLC ("UBS AM" or the "Adviser"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2024, the Fund held $126,762,169 in the Subsidiary, representing 11.6% of the Fund's consolidated net assets. For the year ended October 31, 2024, the net realized loss on securities and other financial instruments held in the Subsidiary was $46,288,284.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

In October 2022, the SEC adopted the Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds rule and reform amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual tailored shareholder reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Certain information from the Fund's prior shareholder reports, including the Fund's investment portfolio, financial statements and financial highlights, does not appear in the tailored shareholder report but will be filed on a semiannual basis on Form N-CSR. This information will be available online, mailed upon request and filed on a semiannual basis. The rule and form amendments had a compliance date of July 24, 2024.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946—Financial Services—Investment Companies.

A) SECURITY VALUATION—The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$271,193,958	$—	$271,193,958
United States Agency Obligations	—	144,049,486	—	144,049,486
United States Treasury Obligations	—	646,444,014	—	646,444,014
Short-term Investments	10,646,345	—	—	10,646,345
	$10,646,345	$1,061,687,458	$—	$1,072,333,803
Other Financial Instruments*
Futures Contracts	$5,615,388	$—	$—	$5,615,388
Liabilities
Other Financial Instruments*
Futures Contracts	$8,446,350	$—	$—	$8,446,350
Swap Contracts	—	2,871,472	—	2,871,472
	$8,446,350	$2,871,472	$—	$11,317,822

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the year ended October 31, 2024, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES—The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2024.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Primary underlying risk	Derivative assets[1]	Derivative liabilities[1]	Realized gain (Loss)	Change in unrealized appreciation (depreciation)
Commodity price
Futures contracts[2]	$5,615,388	$8,446,350	$(26,130,492)	$(1,152,976)
Total return swap contracts	—	2,871,472	(20,148,258)	(6,359,759)
	$5,615,388	$11,317,822	$(46,278,750)	$(7,512,735)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported   within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at October 31, 2024 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2024, the Fund held average monthly notional values of $265,887,861 and $40,136,116 in long futures contracts and short futures contracts, respectively, and $188,459,636 in swap contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2024:

Counterparty	Gross amount of derivative liabilities presented in the consolidated statement of assets and liabilities[a]	Financial instruments and derivatives available for offset	Non-cash collateral pledged[b]	Cash collateral pledged[b]	Net amount of derivative liabilities
Bank of America	$411,908	$—	$—	$(411,908)	$—
Macquarie Bank Ltd.	1,447,618	—	—	(1,447,618)	—
Societe Generale	1,011,946	—	(1,011,946)	—	—
	$2,871,472	$—	$(1,011,946)	$(1,859,526)	$—

a  Swap contracts are included.

b  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE—Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS—Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES—No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

The Fund may invest in structured notes designed to track the performance of the Index. The Fund may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for each of the tax years in the four year period ended October 31, 2024, for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) CASH—The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES—The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at broker related to open futures contracts was $533,376.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS—The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2024, the amount of restricted cash held at brokers related to open swap contracts was $5,275,637.

I) COMMODITY INDEXED STRUCTURED NOTES—The Fund may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment,

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At October 31, 2024, the value of these securities comprised 24.9% of the Fund's net assets and resulted in unrealized depreciation of $4,206,042.

J) SECURITIES LENDING—The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by UBS AM and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned.  For the year ended October 31, 2024, total earnings received in connection with securities lending arrangements was $195,770, of which $174,398 was rebated to borrowers (brokers). The Fund retained $16,029 in income, and SSB, as lending agent, was paid $5,343.

At October 31, 2024, there were no securities out on loan.

K) OTHER—In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with affiliates and related parties

Credit Suisse served as investment adviser and co-administrator for the Fund through April 30, 2024. On May 1, 2024, Credit Suisse merged into UBS AM, with UBS AM as the surviving entity, and UBS AM became the investment manager to the Fund. For its investment advisory and administration services, UBS AM is entitled to receive a fee from the Fund at an annualized rate of 0.59% of the Fund's average daily net assets. For the year ended October 31, 2024, investment advisory and administration fees earned by UBS AM was $7,222,550. UBS AM has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse UBS AM for management fees previously waived and/or for expenses previously paid by UBS AM, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by UBS AM and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by UBS AM or (ii) the applicable expense

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2026. For the year ended October 31, 2024, the fees waived/expenses reimbursed by UBS AM was $416,463.

The amounts waived and reimbursed by UBS AM, which are available for potential future recoupment by UBS AM, and the expiration schedule at October 31, 2024 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$1,232,466	$303,691	$523,790	$404,985
Class A	26,740	5,745	11,218	9,777
Class C	5,480	1,265	2,514	1,701
Totals	$1,264,686	$310,701	$537,522	$416,463

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares through April 30, 2024. On May 1, 2024, UBS AM (US) replaced CSSU as the Fund's underwriter and distributor. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, UBS AM (US) receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2024, the Fund paid Rule 12b-1 distribution fees of $71,937 for Class A shares and $50,024 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the year ended October 31, 2024, UBS AM (US) and its affiliates advised the Fund that they retained $2,963 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of credit

The Fund, together with other funds/portfolios advised by UBS AM (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At October 31, 2024 and for the year ended October 31, 2024, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and sales of securities

For the year ended October 31, 2024, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment securities		U.S. Government/ agency obligations
Purchases	Sales	Purchases	Sales
$275,400,000	$162,222,794	$628,802,044	$865,095,314

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 6. Capital share transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	38,142,581	$882,270,349	24,526,481	$603,364,296
Shares issued in reinvestment of distributions	1,051,235	23,860,462	5,235,366	129,008,846
Shares redeemed	(43,071,911)	(961,156,852)	((58,483,118)	(1,398,616,448)
Net decrease	(3,878,095)	$(55,026,041)	((28,721,271)	$(666,243,306)

	Class A
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	245,256	$5,296,775	330,202	$7,731,984
Shares issued in reinvestment of distributions	39,345	857,385	147,410	3,483,438
Shares redeemed	(349,739)	(7,557,561)	(638,143)	(15,239,505)
Net decrease	(65,138)	$(1,403,401)	(160,531)	$(4,024,083)

	Class C
	For the year ended October 31, 2024		For the year ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	4,059	$79,746	21,185	$453,871
Shares issued in reinvestment of distributions	6,865	133,087	41,376	877,165
Shares redeemed	(105,985)	(2,051,581)	(127,026)	(2,636,949)
Net decrease	(95,061)	$(1,838,748)	(64,465)	$(1,305,913)

On August 18, 2021, reverse share splits were announced for each class of the Fund, pursuant to which shareholders received one share in exchange for every six shares of the Fund.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Fund and proportionately increased the NAV per share of each class of the Fund such that the market value of the Fund's shares will remain the same. The reverse share splits applied the same ratio to each class of shares of the Fund. A reverse share split does not alter the rights or total value of a shareholder's investment in the Fund, nor will it be a taxable event for Fund investors.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Fund has been adjusted to reflect the reverse share split.

On October 31, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of shareholders	Approximate percentage of outstanding shares
Class I	3	74%
Class A	5	75%
Class C	5	86%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income tax information and distributions to shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2024 and 2023, respectively, was as follows:

Ordinary income
2024	2023
$43,206,446	$209,549,096

The tax basis components of distributable earnings differ from book basis by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, and Subsidiary adjustments.

At October 31, 2024, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(421,702,704)
Undistributed ordinary income	606,863
Unrealized depreciation	(7,898,163)
$(428,994,004)

At October 31, 2024, the Fund had $241,411,646 of unlimited short-term capital loss carryforwards and $180,291,058 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2024, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$1,082,380,070
Unrealized appreciation	$12,656,773
Unrealized depreciation	(20,554,936)
Net unrealized appreciation (depreciation)	$(7,898,163)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of equalization distributions, and Subsidiary cumulative income/loss, paid-in capital was charged $42,278,572 and distributable earnings/loss was credited $42,278,572. Net assets were not affected by this reclassification.

Credit Suisse Commodity Return Strategy Fund

Notes to consolidated financial statements

October 31, 2024

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent events

In preparing the consolidated financial statements as of October 31, 2024, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Commodity Return Strategy Fund

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of Credit Suisse Commodity Return Strategy Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Credit Suisse Commodity Return Strategy Fund (the "Fund") (one of the funds constituting Credit Suisse Commodity Strategy Funds (the "Trust")), including the consolidated schedule of investments, as of October 31, 2024, and the related consolidated statements of operations and changes in net assets, the consolidated financial highlights for the year then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the funds constituting Credit Suisse Commodity Strategy Funds) at October 31, 2024, the consolidated results of its operations, the consolidated changes in its net assets and its consolidated financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The consolidated statement of changes in net assets for the year ended October 31, 2023, and the consolidated financial highlights for each of the years in the four year period then ended, were audited by another independent registered public accounting firm whose report, dated December 27, 2023, expressed an unqualified opinion on that consolidated statement of changes in net assets and those consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
December 26, 2024

Credit Suisse Commodity Return Strategy Fund

Proxy voting and portfolio holdings information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, New York 10019-6028

COM-AR-1024

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended December 31, 2023 and December 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended. The Fund provided PwC with a copy of the foregoing disclosures and requested that PwC furnish the Fund with a letter addressed to the SEC stating whether or not it agrees with the above disclosures. A copy of the letter furnished pursuant to that request is attached as Exhibit 99(a)(5) to this Form N-CSR.

Effective June 19, 2024, Ernst & Young LLP ("EY") was engaged as the independent registered public accounting firm following the recommendation of the Audit Committee of the Portfolio's Board and approval by the Fund's Board. During the Fund's fiscal periods ended December 31, 2023 and December 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $83,392

(2) Each board member and each member of an advisory board for special compensation: $12,500

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

6

Item 19. Exhibits.

(a)(1)   Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99 CODE ETH.

(a)(2)   Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)(3)   Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to the registrant.

(c)       Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX 99.906.CERT.

(d)       Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99.IRANNOTICE.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President
(Principal Executive Officer)
Date:	January 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President
(Principal Executive Officer)
Date:	January 10, 2025

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date:	January 10, 2025

8